LVIP Inflation Plus Fund Investment Risks - LVIP Inflation Plus Fund	Jul. 31, 2026
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
Bond Fixed Income Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed income are subject to varying levels of credit risk, interest rate risk, liquidity risk and volatility.
Stock Equity Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Commodities-Related Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	• Commodities-Related Investment Risks. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investing in commodities, including through commodity-linked derivative instruments is speculative. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts or other derivatives on the relevant commodity. Moreover, growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
Below Investment Grade Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
Inflation-Focused Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Inflation-Focused Securities Risk. During periods of low or declining inflation, inflation-protected securities and other inflation-linked securities could underperform the market generally. When inflation is low, declining, or negative, the principal and income of an inflation-linked security will decline and could result in losses.
Foreign Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
ESG Integration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance.
Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Subsidiary Risk. By investing in a subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the Fund’s subsidiary (the “Subsidiary”) are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s prospectus and Statement of Additional Information (“SAI”) and could adversely affect the Fund.
Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	• Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.